Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Summary of Commitments Relating to Non-Cancellable Operating and Capital Leases

The following table provides a summary of the Company’s commitments relating to non-cancellable operating and capital leases for each of the next five years and thereafter (in thousands):

Year Ending December 31,	Operating (1)	Capital

2017	$31,779	$2,644
2018	24,407	2,523
2019	19,189	2,552
2020	13,964	2,590
2021	9,477	2,628
Thereafter	18,758	23,039
Total minimum future payments	$117,574	35,976
Less: Imputed interest		(10,388)
Total capital lease obligations		25,588
Less: Current portion		(1,185)
Total long-term capital lease obligations		$24,403

(1)	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $3.8 million.